Financial instruments	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments [Text Block]

23. Financial instruments

Fair value of financial instruments

The fair values of our cash, restricted short-term investment, trade and other receivables, accounts payable and accrued liabilities, deposit (included in non-current other assets), warrant liabilities and related party loans approximate carrying value because of the short-term nature of these instruments.

Under IFRS, the levels of fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3: inputs for the asset or liability that are not observable market data (unobservable inputs).

The lease deposit, lease obligations, accrued royalties liability, warrant liabilities and borrowings were recorded at fair value at initial recognition. The fair value measurement for these was Level 2. Subsequently, these were measured at amortized cost and accreted to their nominal value over their respective terms. At September 30, 2023, the fair value for accrued royalties liability determined using a discount rate of 24% (2022 - 24%, 2021 - 13.7%) would be $928,776 (2022 - $869,219, 2021 - $1,105,756). Using the same market discount rate, the fair value of the borrowings would be $nil at September 30, 2023 (2022 - $68,750, 2021 - $49,825).

Financial risk management

We are exposed to a number of financial risks arising through the normal course of business as well as through its financial instruments. Our overall business strategies, tolerance of risk and general risk management philosophy are determined by our Board of Directors in accordance with prevailing economic and operating conditions.

(a) Interest rate risk

Interest rate risk is the risk that the fair value of cash flows of a financial instrument will fluctuate because of changes in market interest rates. At September 30, 2023, our loans were all repaid and therefore not subject to interest rate risk. At September 30, 2022, our borrowings were all subject to fixed interest rates and therefore these were not subject to interest rate risk. At September 30, 2021, our borrowing was interest free.

(b) Foreign currency risk

Foreign currency risk is the risk that the future cash flows or fair value of our financial instruments that are denominated in a currency that is not our functional currency will fluctuate due to a change in foreign exchange rates.

For the years ended September 30, 2023, 2022 and 2021, our revenue was substantially denominated in U.S. dollar driven by contracts with U.S. prime contractors in the defense sector. We also procure certain raw materials denominated in U.S. dollar for product development. Accordingly, we are exposed to the U.S. dollar currency. Where a natural hedge cannot be achieved, a significant change in the U.S. dollar currency could have a significant effect on our financial performance, financial position, and cash flows. Currently, we do not use derivative instruments to hedge its U.S. dollar exposure.

At September 30, 2023, we had the following net U.S. dollar exposure:

Total USD
Net assets in U.S. subsidiary	$-

US denominated:
Assets	$2,926,334
Liabilities	(59,552)

Net US dollar exposure	$2,866,782

Impact to profit or loss if 5% movement in the US dollar	$143,339

During the year ended September 30, 2023, we recorded foreign exchange loss of $98,275 (2022 - foreign exchange gain of $28,780, 2021 - foreign exchange loss of $3,742).

(c) Credit risk

Credit risk is the risk of financial loss to KWESST if a counterparty to a financial instrument fails to meet its contractual obligations. Our credit risk exposure is limited to cash, and trade and other receivables. Refer to Note 5 for the breakdown of our trade and other receivables. We enter into contracts with either large, financially sound global general contractors or law enforcement agencies, which mitigates the credit risk. At September 30, 2023, our trade receivable was $68,530 (2022 - $114,877, 2021 - $nil), of which $31,527 was overdue by more than 60 days from law enforcement agencies.

(d) Liquidity risk

Liquidity risk is the risk that we will be unable to meet our financial obligations as they become due. Our objective is to ensure that we have sufficient cash to meet our near-term obligations when they become due, under both normal and stressed condition, without incurring unacceptable losses or risking reputational damage to KWESST. A key risk in managing liquidity is the degree of uncertainty in our cash flows due to our early stage in operations and the need for additional capital to fund our business strategies (see Note 2(a)).

At September 30, 2023, our contractual obligations were as follows:

					5 years and
Payment due:	Total	Within 1 Year	1 to 3 years	3 to 5 years	beyond
Minimum royalty commitments	$2,350,000	$150,000	$400,000	$500,000	$1,300,000
Accounts payable and accrued liabilities	1,649,876	1,649,876	-	-	-
Lease obligations	558,755	197,367	355,430	5,958	-

Total contractual obligations	$4,558,631	$1,997,243	$755,430	$505,958	$1,300,000

At September 30, 2023, we had $5,407,009 in cash and $458,439 in positive working capital (current assets less current liabilities).